Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2024 Stock Option and Incentive Plan
Amount Registered | shares	2,246,397
Proposed Maximum Offering Price per Unit	29.19
Maximum Aggregate Offering Price	$ 65,572,328.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,055.54
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement on Form S-8, or the Registration Statement, shall also cover any additional shares of common stock, par value $0.0001 per share, or the Common Stock, of MBX Biosciences, Inc., or the Company, which become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents 2,246,397 additional shares of Common Stock authorized for issuance under the 2024 Stock Option and Incentive Plan, or the 2024 Plan, effective as of January 1, 2026, pursuant to an evergreen provision contained in the 2024 Plan. Pursuant to such provision, an additional number of shares will automatically be added to the shares authorized for issuance under the 2024 Plan on January 1 of each year. Shares available for issuance under the 2024 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission ("SEC") on September 13, 2024 (File No. 333-282106) and March 17, 2025 (File No. 333-285846). Proposed maximum offering price per share estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of $29.19, the average of the high and low prices of the registrant's Common Stock as reported on the Nasdaq Global Select Market on March 9, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2024 Employee Stock Purchase Plan
Amount Registered | shares	449,279
Proposed Maximum Offering Price per Unit	24.81
Maximum Aggregate Offering Price	$ 11,146,611.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,539.35
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement on Form S-8, or the Registration Statement, shall also cover any additional shares of common stock, par value $0.0001 per share, or the Common Stock, of MBX Biosciences, Inc., or the Company, which become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents 449,279 additional shares of Common Stock authorized for issuance under the 2024 Employee Stock Purchase Plan, or the ESPP, effective as of January 1, 2026, pursuant to an evergreen provision contained in the ESPP. Pursuant to such provision, an additional number of shares will automatically be added to the shares authorized for issuance under the ESPP on January 1 of each year. Shares available for issuance under the ESPP were previously registered on registration statements on Form S-8 filed with the SEC on September 13, 2024 (File No. 333-282106) and March 17, 2025 (File No. 333-285846). Proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated on the basis of $24.81 per share, which is the average of the high and low prices of the registrant's Common Stock as reported on the Nasdaq Global Select Market on March 9, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.